AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
1
Shares Security Description Value
Equity Securities - 90.4%
Common Stock - 90.4%
Communications - 0.6%
16,900 America Movil SAB de CV, ADR $ 292,708
1,719 Cisco Systems, Inc. 92,413
7,119 Telefonica SA, ADR 28,974
93,168 Warner Bros Discovery, Inc.
(a)
1,011,805
1,425,900
Consumer Cyclical - 2.1%
2,076 Alibaba Group Holding, Ltd., ADR
(a)
180,072
1,241 Booking Holdings, Inc.
(a)
3,827,182
14,025 DR Horton, Inc. 1,507,267
5,514,521
Consumer Discretionary - 7.0%
116,618 Arcos Dorados Holdings, Inc., Class A 1,103,206
34,000 Becle SAB de CV 81,600
300 Columbia Sportswear Co. 22,230
44,408 Comcast Corp., Class A 1,969,051
12,753 CVS Health Corp. 890,414
400 Domino's Pizza, Inc. 151,516
16,250 General Motors Co. 535,762
3,475 Genuine Parts Co. 501,721
13,500 Grand Canyon Education, Inc.
(a)
1,577,880
205,501 Lincoln Educational Services Corp.
(a)
1,736,483
17,975 Lowe's Cos., Inc. 3,735,924
4,756 McDonald's Corp. 1,252,921
46,302 Sally Beauty Holdings, Inc.
(a)
388,011
3,870 The Home Depot, Inc. 1,169,359
100 Tractor Supply Co. 20,305
50 Ulta Beauty, Inc.
(a)
19,973
12,450 Walmart, Inc. 1,991,129
4,550 Yum China Holdings, Inc. 253,526
7,050 Yum! Brands, Inc. 880,827
18,281,838
Consumer Staples - 15.8%
65,455 Altria Group, Inc. 2,752,383
57,955 British American Tobacco PLC, ADR 1,820,367
600 Campbell Soup Co. 24,648
13,200 Coca-Cola HBC AG, ADR
(a)
360,822
3,235 Diageo PLC, ADR 482,597
100 General Mills, Inc. 6,399
800 Kellogg Co. 47,608
11,221 Kenvue, Inc. 225,318
6,500 Keurig Dr Pepper, Inc. 205,205
50,327 Molson Coors Beverage Co., Class B 3,200,294
69,600 Monster Beverage Corp.
(a)
3,685,320
39,095 PepsiCo., Inc. 6,624,257
85,175 Philip Morris International, Inc. 7,885,502
36,044 The Coca-Cola Co. 2,017,743
195,126 The Kroger Co. 8,731,888
3,140 The Procter & Gamble Co. 458,000
54,421 Unilever PLC, ADR 2,688,397
41,216,748
Energy - 4.3%
136,810 BP PLC, ADR 5,297,283
7,630 Chevron Corp. 1,286,570
13,600 ConocoPhillips 1,629,280
1,800 Devon Energy Corp. 85,860
100 Occidental Petroleum Corp. 6,488
7,800 Phillips 66 937,170
14,415 Valero Energy Corp. 2,042,750
11,285,401
Shares Security Description Value
Financials - 20.3%
53,260 Aflac, Inc. $ 4,087,705
50,995 American International Group, Inc. 3,090,297
2,480 Ameriprise Financial, Inc. 817,606
201,499 Bank of America Corp. 5,517,043
16,545 Berkshire Hathaway, Inc., Class B
(a)
5,795,713
60,674 Central Pacific Financial Corp. 1,012,042
25,975 Citigroup, Inc. 1,068,352
5,616 Colliers International Group, Inc. 534,924
200 Columbia Banking System, Inc. 4,060
5,616 FirstService Corp. 817,353
46,168 Franklin Resources, Inc. 1,134,809
2,025 Marsh & McLennan Cos., Inc. 385,358
31,705 Mastercard, Inc., Class A 12,552,327
1,100 PayPal Holdings, Inc.
(a)
64,306
1,700 Ryan Specialty Holdings, Inc.
(a)
82,280
143,625 The Bank of New York Mellon Corp. 6,125,606
11,068 The Travelers Cos., Inc. 1,807,515
3,200 U.S. Bancorp 105,792
15,249 Unum Group 750,098
30,100 Visa, Inc., Class A 6,923,301
7,000 Wells Fargo & Co. 286,020
52,962,507
Health Care - 23.3%
28,384 Abbott Laboratories 2,748,990
2,913 AbbVie, Inc. 434,212
100 Amgen, Inc. 26,876
4,950 Becton Dickinson & Co. 1,279,724
9,095 Biogen, Inc.
(a)
2,337,506
18,226 Elevance Health, Inc. 7,935,965
990 Embecta Corp. 14,900
38,711 Johnson & Johnson 6,029,238
80,518 Medtronic PLC 6,309,391
68,854 Merck & Co., Inc. 7,088,519
8,370 Organon & Co. 145,303
6,282 Pfizer, Inc. 208,374
14,397 Quest Diagnostics, Inc. 1,754,418
13,990 The Cigna Group 4,002,119
34,605 UnitedHealth Group, Inc. 17,447,495
903 Viatris, Inc. 8,904
26,750 Zimmer Biomet Holdings, Inc. 3,001,885
60,773,819
Industrials - 4.2%
30,135 CAE, Inc.
(a)
703,652
1,240 Caterpillar, Inc. 338,520
119,491 Corning, Inc. 3,640,891
3,695 FedEx Corp. 978,879
700 Ferguson PLC 115,129
69,382 Gates Industrial Corp. PLC
(a)
805,525
300 General Dynamics Corp. 66,291
3,200 Johnson Controls International PLC 170,272
85,521 Manitex International, Inc.
(a)
399,383
27,800 RTX Corp. 2,000,766
2,780 The Boeing Co.
(a)
532,871
7,440 United Parcel Service, Inc., Class B 1,159,673
10,911,852
Information Technology - 9.0%
39,720 Alphabet, Inc., Class A
(a)
5,197,759
18,125 Cognizant Technology Solutions Corp.,
Class A 1,227,787
26,333 Forrester Research, Inc.
(a)
761,024
3,155 Meta Platforms, Inc., Class A
(a)
947,163
48,822 Microsoft Corp. 15,415,547

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
2
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2023.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.
These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level
2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Shares Security Description Value
Information Technology - 9.0% (continued)
100 MSCI, Inc. $ 51,308
23,600,588
Materials - 3.6%
14,225 Celanese Corp., Class A 1,785,522
30,258 Corteva, Inc. 1,547,999
28,458 Dow, Inc. 1,467,294
25,464 DuPont de Nemours, Inc. 1,899,360
2,149 International Flavors & Fragrances, Inc. 146,497
25,505 LyondellBasell Industries NV, Class A 2,415,324
4,980 The Mosaic Co. 177,288
9,439,284
Transportation - 0.2%
2,610 Union Pacific Corp. 531,474
Total Common Stock (Cost $93,866,685) 235,943,932
Total Equity Securities (Cost $93,866,685) 235,943,932
Principal
Security
Description Rate Maturity Value
Fixed Income Securities - 5.3%
Corporate Non-Convertible Bonds - 0.9%
Energy - 0.1%
$ 400,000 Energy
Transfer LP
(callable at
100)
(b)(c)
6.63% 02/15/45 320,286
Financials - 0.8%
400,000 Bank of
America Corp.
(callable at
100)
(b)(c)
6.25  12/31/24 394,533
400,000 Citigroup, Inc.
(callable at
100)
(b)(c)
6.30  11/15/67 390,320
300,000 JPMorgan
Chase & Co.
(callable at
100)
(b)(c)
6.10  12/31/49 296,655
500,000 JPMorgan
Chase & Co.
(callable at
100)
(b)(c)
8.21  05/01/66 500,033
400,000 Truist Financial
Corp. (callable
at 100)
(b)(c)
5.13  12/31/99 308,280
1,889,821
Total Corporate Non-Convertible Bonds (Cost
$2,352,909) 2,210,107
U.S. Government & Agency Obligations - 4.4%
U.S. Treasury Securities - 4.4%
150,000 U.S. Treasury
Bill
(d)
5.27  10/12/23 149,780
10,800,000 U.S. Treasury
Bill
(d)
5.29  10/24/23 10,765,210
20,000 U.S. Treasury
Bill
(d)
5.35  10/26/23 19,930
500,000 U.S. Treasury
Bill
(d)
5.34  11/09/23 497,208
100,000 U.S. Treasury
Bill
(d)
5.41  01/16/24 98,431
11,530,559
Total U.S. Government & Agency Obligations
(Cost $11,528,926) 11,530,559
Principal
Security
Description Rate Maturity Value
U.S. Treasury Securities - 4.4%
Total Fixed Income Securities (Cost
$13,881,835) $ 13,740,666
Shares Security Description Value
Money Market Fund - 4.2%
11,053,460 Fidelity Investments Treasury Only
Portfolio, 5.24%
(e)
(Cost $11,053,460) 11,053,460
Investments, at value - 99.9% (Cost $118,801,980) $ 260,738,058
Other Assets & Liabilities, Net - 0.1% 289,019
Net Assets - 100.0% $ 261,027,077
ADR American Depositary Receipt
LIBOR London Interbank Offered Rate
LP Limited Partnership
PLC Public Limited Company
(a) Non-income producing security.
(b)
Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of September 30, 2023.
(c) Perpetual maturity security.
(d) Zero coupon bond. Interest rate presented is yield to maturity.
(e)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
3
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Level 1 Level 2 Level 3 Total
Investments at Value
Common Stock
Communications $ 1,425,900 $ – $ – $ 1,425,900
Consumer Cyclical 5,514,521 – – 5,514,521
Consumer Discretionary 18,281,838 – – 18,281,838
Consumer Staples 41,216,748 – – 41,216,748
Energy 11,285,401 – – 11,285,401
Financials 52,962,507 – – 52,962,507
Health Care 60,773,819 – – 60,773,819
Industrials 10,911,852 – – 10,911,852
Information Technology 23,600,588 – – 23,600,588
Materials 9,439,284 – – 9,439,284
Transportation 531,474 – – 531,474
Corporate Non-
Convertible Bonds – 2,210,107 – 2,210,107
U.S. Government &
Agency Obligations – 11,530,559 – 11,530,559
Money Market Fund 11,053,460 – – 11,053,460
Investments at Value $ 246,997,392 $ 13,740,666 $ – $ 260,738,058